Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 163,358	[1]	¥ 438,344		¥ 339,922
Changes that directly affected Income tax expense	(2,444)		(9,102)		112,781
Expiration of net operating loss carryforwards			(264,234)
Others	(2,333)		(1,650)		(14,359)
Total	(2,333)		(265,884)		(14,359)
Balance at end of fiscal year	¥ 158,581	[1]	¥ 163,358	[1]	¥ 438,344

[1]	The amount includes ¥110,729 million and ¥107,246 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2018 and 2019, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,189 million and ¥88,294 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.